Securitizations and Variable Interest Entities, Transfers with Continuing Involvement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Excluding resecuritization [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Cash flows from other interests held	$ 143	$ 311	$ 263
Excluding resecuritization [Member] | Fair value, inputs, level 2 [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Securities recognized, trading	4,200	4,200	6,000
Excluding resecuritization [Member] | Total Consumer [Member] | Residential mortgage [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Assets sold	8,239	8,303	13,823
Proceeds from transfer	8,239	8,303	13,823
Net gains (losses) on sale	0	0	0
Excluding resecuritization [Member] | Total Consumer [Member] | Residential mortgage [Member] | Fair value, inputs, level 3 [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Servicing rights recognized	96	87	157
Excluding resecuritization [Member] | Total Consumer [Member] | Residential mortgage [Member] | Fair value, inputs, level 2 [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Securities recognized	0	0	0
Excluding resecuritization [Member] | Total Commercial [Member] | Commercial mortgages [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Assets sold	16,659	18,132	8,872
Proceeds from transfer	16,769	18,321	9,017
Net gains (losses) on sale	110	189	145
Excluding resecuritization [Member] | Total Commercial [Member] | Commercial mortgages [Member] | Fair value, inputs, level 3 [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Servicing rights recognized	112	81	73
Excluding resecuritization [Member] | Total Commercial [Member] | Commercial mortgages [Member] | Fair value, inputs, level 2 [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Securities recognized	217	167	94
Government insured or guaranteed [Member] | Excluding resecuritization [Member] | Total Consumer [Member] | Residential mortgage [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Net gains (losses) on sale	0	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Maximum exposure to loss	6,292	8,937
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Maximum exposure to loss	998	856
VIEs that we do not consolidate [Member] | Conforming mortgage loan securitization [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Carrying value of delinquent loans eligible for repurchase	751	1,500
Principal amount that would be payable to securitization vehicles	751	1,500
Repurchases of assets/loss reimbursements	392	138	$ 293
VIEs that we do not consolidate [Member] | Conforming mortgage loan securitization [Member] | Debt and other liabilities [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Liability for mortgage repurchase reserves amount, fair value	189	188
VIEs that we do not consolidate [Member] | Conforming mortgage loan securitization [Member] | Debt, guarantees, and other commitments [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Maximum exposure to loss	$ 13,900	$ 13,700